Ordinary shares, share premium, and other equity - Narrative (Details) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£) dummy Redemptions £ / shares shares		Dec. 31, 2020 GBP (£) dummy Redemptions shares		May 05, 2021 £ / shares shares	Dec. 31, 2019 GBP (£) shares		Dec. 31, 2018 GBP (£)
Repurchase of shares	[1]	£ 1,200
Total equity		£ 70,041	[2]	£ 66,882	[1]		£ 65,660	[1]	£ 63,779
Ordinary shares
Number of shares outstanding (in shares) | shares		16,752		17,359			17,322
Par value per share (in GBP per share) | £ / shares		£ 0.25				£ 0.25
Shares authorized for repurchase (in shares) | shares						1,737
Repurchase of shares | shares		644
Ordinary share capital | Ordinary shares
Repurchase of shares		£ 161		£ 0
Total equity		4,188		4,340			£ 4,331
AT1 securities issuance		0		0
Reduction of issued capital				0
Other equity instruments
Repurchase of shares		0
Total equity	[3]	12,259		11,172			£ 10,871		£ 9,632
AT1 securities issuance		£ 1,078		1,142
Reduction of issued capital				£ 831
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Number of convertible instruments issued | dummy		1		1
AT1 securities issuance		£ 1,078		£ 1,142
Issuance costs		£ 4		£ 4
Number of convertible instruments redeemed | Redemptions		0		1
Reduction of issued capital				£ 831

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	For further details refer to Note 28.